Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

November 30, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Ultra Short Obligations Fund and Western Asset Short Term Yield Fund (the “Funds”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on November 19, 2015 and became effective on November 25, 2015.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson